Revenue (Tables)	12 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Summary of Accounts Receivable and Deferred Revenue
The following table provides information about Accounts receivable, both billed and unbilled and deferred revenue:

	As of
	September 30, 2021	September 30, 2020
Accounts receivable — billed (net of allowances for doubtful accounts of $20,065 and $23,419 as of September 30, 2021 and 2020, respectively)	$704,541	$685,485
Accounts receivable — unbilled (current)	$162,278	$175,548
Accounts receivable — unbilled (non-current)	$38,252	$42,089

Total Accounts receivable — unbilled	$200,530	$217,637

Deferred revenue (current)	$(237,374)	$(126,841)
Deferred revenue (non-current)	$(108,675)	$(16,529)

Total Deferred revenue	$(346,049)	$(143,370)